Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,745,979
Proposed Maximum Offering Price per Unit	7.76
Maximum Aggregate Offering Price	$ 21,308,797.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,942.74
Offering Note	Represents the shares of common stock of the registrant that may be offered for resale by the selling stockholders pursuant to the prospectus included in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, the shares registered hereby also include an indeterminate number of additional shares as may from time to time become issuable by reason of stock splits, distributions, recapitalizations or other similar transactions.

Consists of 2,745,979 shares of common stock registered for resale by the selling securityholders named in this registration statement, issuable upon the exercise of outstanding warrants.

Proposed maximum offering price per unit and maximum aggregate offering price estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended.

The maximum price per share and maximum aggregate offering price are based on the average of the high and low sale prices of the common stock as reported on the Nasdaq Global Market on February 9, 2026, which date is within five business days prior to filing this registration statement.